UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: September 30, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Legg Mason Partners Municipal Funds

California Money Market Portfolio

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2006

LEGG MASON

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Legg Mason Partners Municipal Funds California Money Market Portfolio

Semi-Annual Report • September 30, 2006

What’s Inside
	Letter from the Chairman	I
	Fund at a Glance	1
	Fund Expenses	2
	Schedule of Investments	4
	Statement of Assets and Liabilities	18
	Statement of Operations	19
	Statements of Changes in Net Assets	20
	Financial Highlights	21
	Notes to Financial Statements	23
Fund Objective The Fund seeks to provide income exempt from both regular federal income tax* and California personal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.	Board Approval of Management and Subadvisory Agreements	31

*   Certain investors may be subject
to the Federal Alternative
Minimum Tax, and state and local
taxes may apply. Capital gains,
if any, are fully taxable. Please
consult your personal
tax or legal adviser.

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand, it weakened considerably as the reporting period progressed. After gross domestic product (“GDP”)[i] increased a modest 1.7% in the last three months of 2005, the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its highest reading since the third quarter of 2003. The economy then took a step backwards in the second quarter of 2006, as GDP growth was 2.6% according to the U.S. Commerce Department. The advance estimate for third quarter GDP growth was 1.6%—the lowest growth rate since the first quarter 2003.

After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its August, September and October meetings. In its statement accompanying the October meeting, the Fed stated, “Economic growth has slowed over the course of the year, partly reflecting a cooling of the housing market. Going forward, the economy seems likely to expand at a moderate pace. Readings on core inflation have been elevated, and the high level of resource utilization has the potential to sustain inflation pressures. However, inflation pressures seem likely to moderate over time, reflecting reduced impetus from energy prices, contained inflation expectations, and the cumulative effects of monetary policy actions and other factors restraining aggregate demand.” The Fed’s next meeting is on December 12th and we believe any further rate movements will likely be data dependent.

After a prolonged period of rising interest rates, both short- and long-term yields declined over the reporting period. After peaking in late June—when two- and 10-year Treasuries hit 5.29% and 5.25%, respectively—rates fell

California Money Market Portfolio	I

sharply as the Fed paused from its tightening cycle. In addition, inflationary pressures eased as oil prices, which rose to a record $78 a barrel in mid-July, fell 15% in the third quarter.iv Overall, during the six months ended September 30, 2006, two-year Treasury yields fell from 4.82% to 4.71%. Over the same period, 10-year Treasury yields declined from 4.86% to 4.64%. The same trend occurred in the overall municipal bond market.

The yields available from tax-free money market instruments fluctuated given the changes in short term interest rates over the six-month reporting period. Overall, during this period, there remained solid demand for shorter dated money market securities.

Performance Review

As of September 30, 2006, the seven-day current yield for Class A shares of California Money Market Portfolio was 3.06% and its seven-day effective yield, which reflects compounding, was 3.10%.[1]

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

California Money Market Portfolio Yields as of September 30, 2006 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class A Shares	3.06%	3.10%
Class Y Shares	3.16%	3.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II	California Money Market Portfolio

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup Inc’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

Changes to certain share class names and features were implemented on November 20, 2006. Please consult the Fund’s current prospectus for more information.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

California Money Market Portfolio	III

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.
As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.
Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer
October 27, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Certain investors may be subject to the Federal Alterative Minimum Tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	Source: The Wall Street Journal, 9/29/06.

IV	California Money Market Portfolio

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Utilities

18.2%

Housing: Multi-Family

11.4%

Hospitals

10.7%

Education

9.4%

Water & Sewer

8.7%

General Obligation

6.4%

Miscellaneous

6.4%

Finance

6.2%

Transportation

5.2%

Tax Allocation

5.0%

Housing: Single-Family

4.8%

Public Facilities

3.9%

Solid Waste

1.6%

Pollution Control

0.7%

Industrial Development

0.7%

Life Care Systems

0.7%

0.0%

5.0%

10.0%

15.0%

20.0%

September 30, 2006

California Money Market Portfolio 2006 Semi-Annual Report	1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2006 and held for the six months ended September 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Total Actual Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	1.48%	$1,000.00	$1,014.80	0.54%	$2.73
Class Y	1.53%	1,000.00	1,015.30	0.44	2.22
(1)	For the six months ended September 30, 2006.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	California Money Market Portfolio 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,022.36	0.54%	$2.74
Class Y	5.00	1,000.00	1,022.86	0.44	2.23
(1)	For the six months ended September 30, 2006.
(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

California Money Market Portfolio 2006 Semi-Annual Report	3

Schedule of Investments (September 30, 2006) (unaudited)
CALIFORNIA MONEY MARKET PORTFOLIO

Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.2%
Education — 9.4%
		ABAG Finance Authority for Nonprofit Corp.:
$5,000,000	A-1+	Francis Parker School Project, LOC-Bank of New York,
		3.610%, 10/5/06 (a)	$5,000,000
14,595,000	VMIG1(b)	Valley Christian Schools, LOC-Bank of America,
		3.680%, 10/5/06 (a)	14,595,000
1,965,000	VMIG1(b)	Alvord, CA, USD, Finance Corp. COP, Refinance Project, LOC-KBC
		Bank, 3.600%, 10/5/06 (a)	1,965,000
		California EFA, Revenue:
6,860,000	A-1+	Refunding, Stanford University, Series L-3, 3.550%, 10/4/06 (a)	6,860,000
3,000,000	VMIG1(b)	University of San Francisco, Series B, LOC-Bank of America,
		3.600%, 10/4/06 (a)	3,000,000
		California Statewide CDA:
6,000,000	NR	3.650% due 11/1/06	6,000,000
1,100,000	VMIG1(b)	Revenue, Concordia University Project, Series A, LOC-U.S. Bank,
		3.630%, 10/2/06 (a)	1,100,000
2,020,000	A-1+	Carlsbad, CA, USD, COP, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Wachovia Bank, 3.600%, 10/5/06 (a)	2,020,000
14,265,000	VMIG1(b)	Fontana, CA, USD, COP, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Dexia Credit Local, 3.690%, 10/5/06 (a)	14,265,000
15,000,000	A-1+	Hesperia, CA, USD, COP, Interim School Funding Program,
		FSA-Insured, SPA-Dexia Credit Local, 3.610%, 10/5/06 (a)	15,000,000
8,410,000	VMIG1(b)	Long Beach, CA, USD, COP, Capital Improvement Refunding Project,
		AMBAC Insured, SPA-Dexia Credit Local, 3.740%, 10/5/06 (a)	8,410,000
4,300,000	A-1+	Paramount, CA, USD, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Wachovia Bank, 3.600%, 10/5/06 (a)	4,300,000
16,380,000	A-1+	Puerto Rico Industrial Tourist Educational, Medical & Environmental
		Cultural Facilities, Series 235, PART, MBIA-Insured, LIQ-JPMorgan
		Chase, 3.730%, 10/5/06 (a)	16,380,000
2,600,000	A-1+	Riverside, CA, USD, COP, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Wachovia Bank, 3.600%, 10/5/06 (a)	2,600,000
3,185,000	A-1+	San Gabriel, CA, USD, COP, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Wachovia Bank, 3.600%, 10/5/06 (a)	3,185,000
19,895,000	A-1+	San Mateo, CA, USD, COP, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Dexia Credit Local, 3.600%, 10/5/06 (a)	19,895,000
5,400,000	VMIG1(b)	Santa Ana, CA, USD, COP, LOC-BNP Paribas, 3.630%, 10/4/06 (a)	5,400,000
1,585,000	VMIG1(b)	Santa Maria, CA, Joint Unified High School District, COP, Series A,
		LOC-Bank of America, 3.600%, 10/5/06 (a)	1,585,000
1,895,000	A-1+	Southern Kern, CA, USD, COP, Weekly Building Program, Series A,
		FSA-Insured, SPA-Wachovia Bank, 3.600%, 10/5/06 (a)	1,895,000
See Notes to Financial Statements.
4	California Money Market Portfolio 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Education — 9.4% (continued)
		University of California Board of Regents, Series A, TECP:
$20,000,000	A-1+	3.560% due 10/2/06	$20,000,000
12,500,000	A-1+	3.550% due 10/3/06	12,500,000
10,000,000	A-1+	3.400% due 10/4/06	10,000,000
25,400,000	A-1+	3.400% due 10/5/06	25,400,000
7,000,000	A-1+	3.450% due 10/10/06	7,000,000
13,200,000	A-1+	3.480% due 11/8/06	13,200,000
27,000,000	A-1+	University of California Revenue, TECP, 3.380% due 10/10/06	27,000,000
		William S. Hart Unified High School District, COP, School Facility
		Bridge Funding Program, FSA-Insured:
1,065,000	A-1+	SPA-First Union National Bank, 3.600%, 10/5/06 (a)	1,065,000
8,700,000	A-1+	SPA-Wachovia Bank, 3.600%, 10/5/06 (a)	8,700,000

		Total Education	258,320,000

Finance — 6.1%
18,755,000	A-1+	California Infrastructure & Economic Development Bank Revenue,
		ISO, Series A, AMBAC-Insured, SPA-Bank of America, JPMorgan
		Chase, 3.680%, 10/4/06 (a)	18,755,000
		California State Economic Recovery Bonds:
21,875,000	A-1+	Series C-04, SPA-JPMorgan Chase, 3.630%, 10/2/06 (a)	21,875,000
22,515,000	A-1+	Series C-08, ST GTD-Insured, LOC-Lloyds TSB Bank,
		3.610%, 10/2/06 (a)	22,515,000
9,110,000	A-1+	Series C-09, LOC-Bank of Nova Scotia, 3.610%, 10/2/06 (a)	9,110,000
10,695,000	A-1+	Series C-10, LOC-BNP Paribas, 3.600%, 10/4/06 (a)	10,695,000
19,702,000	A-1+	Series C-11, LOC-BNP Paribas, 3.620%, 10/4/06 (a)	19,702,000
1,250,000	A-1+	Los Angeles County, CA, Capital Asset Lease Corp., TECP,
		LOC-Bayerische Landesbank, JPMorgan Chase, Westdeusche
		Landesbank, 3.560% due 10/3/06	1,250,000
		Puerto Rico, Infrastructure Financing Authority, MSTC, Class A:
19,995,000	A-1	Series 2000-103, PART, LIQ-Bear Stearns, 3.720%, 10/4/06 (a)(c)	19,995,000
19,995,000	A-1	Series 2000-106, PART, LIQ-Bear Stearns, 3.720%, 10/4/06 (a)(c)	19,995,000
4,850,000	A-1	Puerto Rico, MFA, Floats PA 610R, FSA-Insured, SPA-Merrill Lynch,
		3.730%, 10/5/06 (a)	4,850,000
		Puerto Rico, Public Finance Corp.:
6,345,000	VMIG1(b)	CTFS, Series 520, PART, MBIA-Insured, LIQ-Morgan Stanley,
		3.740%, 10/5/06 (a)	6,345,000
2,765,000	VMIG1(b)	Series 522X, MBIA-Insured, PART, LIQ-Morgan Stanley,
		3.740%, 10/5/06 (a)	2,765,000
11,090,000	A-1	South Orange County CA, Public Finance Authority MSTC,
		Series 2030, Class A, PART, FSA-Insured, LIQ-Bear Stearns,
		3.760%, 10/4/06 (a)(c)	11,090,000

		Total Finance	168,942,000

See Notes to Financial Statements.
California Money Market Portfolio 2006 Semi-Annual Report	5

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

General Obligation — 6.3%
		California State, GO:
$20,000,000	NR	3.420% due 10/3/06	$20,000,000
10,000,000	NR	3.450% due 11/6/06	10,000,000
2,000,000	A-1+	Series A, Subordinated Series A-3, LOC-Bank of America,
		3.680%, 10/4/06 (a)	2,000,000
		TECP:
		SPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank, National
		Australia Bank, Royal Bank of Scotland:
11,000,000	A-1	3.520% due 10/12/06	11,000,000
10,000,000	A-1	3.380% due 10/13/06	10,000,000
		SPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank, National
		Australia Bank, Royal Bank of Scotland, Societe Generale:
15,000,000	NR	3.460% due 10/3/06	15,000,000
15,000,000	A-1	3.440% due 10/6/06	15,000,000
15,000,000	NR	3.450% due 11/6/06	15,000,000
		SPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank PLC,
		National Australia Bank, Royal Bank of Scotland,
		Societe Generale:
25,000,000	A-1	3.460% due 10/2/06	25,000,000
20,000,000	A-1	3.450% due 10/6/06	20,000,000
9,285,000	A-1	Los Angeles County, CA, GO, MSTC, Series 9004, PART,
		FGIC-Insured, LIQ-Bear Stearns, 3.760%, 10/4/06 (a)(c)	9,285,000
22,565,000	A-1+	San Diego, CA, GO, USD, MSTC, SGA-120, PART, MBIA-Insured,
		LIQ-Societe Generale, 3.760%, 10/4/06 (a)	22,565,000

		Total General Obligation	174,850,000

Hospitals — 10.6%
		California Health Facilities Finance Authority:
30,000,000	VMIG1(b)	3.480% due 11/13/06	30,000,000
20,000,000	VMIG1(b)	3.500% due 11/14/06	20,000,000
25,000,000	VMIG1(b)	3.450% due 12/11/06	25,000,000
4,100,000	VMIG1(b)	Adventist Health System, Series A, LOC-Wachovia Bank,
		3.750%, 10/2/06 (a)	4,100,000
44,110,000	A-1+	Health Facility, Catholic Healthcare, Series K, LOC-Bank of
		America, 3.580%, 10/4/06 (a)	44,110,000
1,540,000	A-1+	Scripps Health, Series A, LOC-Bank One, 3.680%, 10/4/06 (a)	1,540,000
20,415,000	A-1+	Sisters of Charity Health Systems, 3.680%, 10/4/06 (a)	20,415,000
28,645,000	A-1+	Southern California Presbyterian Homes, MBIA-Insured,
		SPA-Bank of America, 3.680%, 10/4/06 (a)	28,645,000
7,100,000	A-1	California Statewide CDA Revenue, American Baptist Homes West,
		LOC-LaSalle Bank, 3.680%, 10/5/06 (a)	7,100,000
		California Statewide CDA Revenue COP:
6,150,000	A-1+	House Ear Institute, LOC-JPMorgan Chase, 3.640%, 10/2/06 (a)	6,150,000
5,000,000	VMIG1(b)	Series E, FSA-Insured, SPA-Wachovia Bank, 3.770%, 10/4/06 (a)	5,000,000
10,375,000	VMIG1(b)	Delano, CA, COP, Delano Regional Medical Center, LOC-Comerica
		Bank, 3.740%, 10/5/06 (a)	10,375,000
See Notes to Financial Statements.
6	California Money Market Portfolio 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Hospitals — 10.6% (continued)
$72,645,000	A-1+	Fresno, CA, Revenue, Trinity Health Credit, Series C, SPA-
		Landesbank Hessen-Thuringen, 3.500%, 10/5/06 (a)	$72,645,000
1,400,000	A-1+	San Bernardino County, CA, COP, Medical Center Financing Project,
		MBIA-Insured, SPA-Landesbank Hessen-Thuringen,
		3.570%, 10/4/06 (a)	1,400,000
16,800,000	A-1+	Torrance, CA, Hospital Revenue, Little Co. of Mary Hospital,
		LOC-JPMorgan Chase, 3.680%, 10/5/06 (a)	16,800,000

		Total Hospitals	293,280,000

Housing: Multi-Family — 11.3%
6,180,000	A-1+	Anaheim, CA, Housing Authority MFH Revenue, Park Vista
		Apartments, FHLMC-Collateralized, LIQ-FHLMC, 3.670%,
		10/4/06 (a)(d)	6,180,000
		California Statewide CDA, MFH Revenue:
16,805,000	A-1+	Arbor Ridge Apartments, Series X, LIQ-Fannie Mae,
		3.650%, 10/5/06 (a)(d)	16,805,000
3,415,000	A-1+	Breezewood Apartments, Series F-1, FNMA-Insured, LIQ-FNMA,
		3.670%, 10/5/06 (a)(d)	3,415,000
5,665,000	A-1+	Oakmont of Danville-Sunrise Project, Series A, LIQ-FNMA,
		3.670%, 10/5/06 (a)(d)	5,665,000
12,200,000	A-1+	Contra Costa County, CA, MFH Revenue, Park Regency LLC,
		Series F, LIQ-FNMA, 3.700%, 10/5/06 (a)(d)	12,200,000
6,955,000	A-1+	Corona, CA, MFH Revenue, Housing Country Hills Project, Series B,
		FHLMC-Collateralized, 3.600%, 10/5/06 (a)	6,955,000
10,700,000	A-1+	Daly City, CA, HFA, Multifamily Revenue, Refunding, Serramonte
		Del Rey, Series A,, 3.600%, 10/5/06 (a)	10,700,000
6,150,000	A-1+	Fresno, CA, MFH Revenue, Heron Pointe Apartments, Series A,
		FNMA-Insured, LIQ-FNMA, 3.600%, 10/5/06 (a)	6,150,000
1,750,000	A-1+	Livermore, CA, MFH Revenue, Diablo Vista Apartments, LIQ-FNMA,
		3.590%, 10/4/06 (a)	1,750,000
		Los Angeles County, CA:
		Housing Authority MFH Revenue:
7,730,000	A-1+	Park Sierra, Series A, LIQ-FHLMC, 3.950%, 10/2/06 (a)	7,730,000
4,300,000	A-1+	Sand Canyon, Series F, LIQ- FHLMC, 3.600%, 10/5/06 (a)	4,300,000
400,000	A-1+	Multi-Family Mortgage Revenue, Valencia Housing Project,
		Series C, FNMA-Insured, LIQ-FHLMC, 3.570%, 10/3/06 (a)	400,000
20,500,000	A-1+	Milpitas, CA, MFH Revenue, Crossing at Montague, Series A,
		LIQ-FNMA, 3.670%, 10/5/06 (a)(d)	20,500,000
		Orange County, CA, Apartment Development Revenue:
13,600,000	VMIG1(b)	Capistrano Pointe, Series A, FHLMC-Collateralized,
		3.590%, 10/5/06 (a)	13,600,000
16,500,000	VMIG1(b)	Foothill Oaks Apartments, FHLMC-Collateralized,
		3.670%, 10/5/06 (a)(d)	16,500,000
23,500,000	A-1+	Ladera Apartments, Series 2-B, LIQ-FNMA,
		3.670%, 10/5/06 (a)(d)	23,500,000
See Notes to Financial Statements.
California Money Market Portfolio 2006 Semi-Annual Report	7

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Housing: Multi-Family — 11.3% (continued)
		WLCO LF Partners, Issue G:
$17,500,000	A-1+	Series 2, FNMA, 3.590%, 10/5/06 (a)	$17,500,000
7,500,000	A-1+	Series 3, FNMA, 3.590%, 10/5/06 (a)	7,500,000
23,400,000	A-1+	Pasadena, CA, CDA MFH Revenue, Holly Street Apartment,
		Series A, FNMA-Collateralized, 3.650%, 10/5/06 (a)(d)	23,400,000
15,280,000	VMIG1(b)	Richmond, CA, RDA MFH Revenue, Summit Hilltop, Series A,
		LIQ-FNMA, 3.590%, 10/5/06 (a)	15,280,000
6,000,000	A-1+	Rohnert Park, CA, MFH Revenue, Crossbrook Apartments, Series A,
		3.590%, 10/4/06 (a)	6,000,000
		Sacramento County, CA, Housing Authority MFH Revenue:
6,000,000	A-1+	Ashford, Series D, FNMA, 3.590%, 10/5/06 (a)	6,000,000
6,400,000	A-1+	River Apartments, Series C, LIQ-FNMA, 3.590%, 10/5/06 (a)	6,400,000
10,000,000	A-1+	Seasons At Winter, Series C-1, LIQ-FHLMC, 3.630%, 10/5/06 (a)	10,000,000
		San Francisco, CA, City & County RDA MFH, Fillmore Center:
10,600,000	A-1+	A-1, LIQ-FHLMC, 3.640%, 10/4/06 (a)	10,600,000
9,775,000	A-1+	B-1, LIQ-FHLMC, 3.640%, 10/4/06 (a)	9,775,000
5,750,000	A-1+	B-2, LIQ-FHLMC, 3.650%, 10/4/06 (a)(d)	5,750,000
		San Jose, CA, MFH Housing Revenue:
9,580,000	VMIG1(b)	Fairway Glen, Series A, LIQ-FNMA, 3.660%, 10/5/06 (a)	9,580,000
4,900,000	VMIG1(b)	Foxchase, Series B, LIQ-FNMA, 3.660%, 10/5/06 (a)	4,900,000
16,050,000	VMIG1(b)	Refunding, Kimberly Woods Apartments, Series A, LIQ-FHLMC,
		3.590%, 10/5/06 (a)	16,050,000
7,700,000	A-1+	Santa Cruz County, CA, Housing Authority MFH Revenue, Paloma
		Del Mar Apartments, Series A, LOC-Wells Fargo Bank,
		3.610%, 10/4/06 (a)	7,700,000

		Total Housing: Multi-Family	312,785,000

Housing: Single Family — 4.8%
		California HFA, Home Mortgage:
18,645,000	A-1+	Series D, LIQ-Westdeutsche Landesbank, Bayerische Landesbank,
		3.740%, 10/4/06 (a)(d)	18,645,000
8,065,000	A-1+	Series N, FSA-Insured, SPA-Bank of New York,
		3.810%, 10/2/06 (a)(d)	8,065,000
		California Housing Finance Agency Revenue, Home Mortgage:
59,225,000	A-1+	Series C, SPA-Calyon Bank, 3.800%, 10/2/06 (a)	59,225,000
21,995,000	A-1+	Series H, SPA-Dexia Credit Local, 3.810%, 10/2/06 (a)	21,995,000
		California State Department of Veterans Affairs:
18,700,000	VMIG1(b)	Home Purchase Revenue, Series A, Subordinated Series A-2,
		SPA-State Street Bank & Trust Co., 3.550%, 10/5/06 (a)	18,700,000
2,520,000	A-1	MSTC, Series 1998-47, Class A, PART, AMBAC-Insured,
		LIQ-Bear Stearns, 3.760%, 10/4/06 (a)(c)(d)	2,520,000
2,500,000	A-1+	Upland, CA, Apartment Development Revenue, Refunding
		Mountain Springs, Series A, LIQ-FNMA, 3.590%, 10/5/06 (a)	2,500,000

		Total Housing: Single Family	131,650,000

See Notes to Financial Statements.
8	California Money Market Portfolio 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Industrial Development — 0.7%
		California Infrastructure & Economic Development Bank Revenue:
$9,060,000	A-1+	Asian Art Museum Foundation, MBIA-Insured, SPA-JPMorgan
		Chase, 3.630%, 10/2/06 (a)	$9,060,000
2,400,000	A-1+	Roller Bearing Co. of America, LOC-Wachovia Bank,
		3.890%, 10/4/06 (a)(d)	2,400,000
		California Statewide CDA:
1,900,000	A-1+	A&B Die Casting Corp., Series A, LOC-Bank of America,
		3.690%, 10/5/06 (a)(d)	1,900,000
4,000,000	A-1+	MFH Revenue, Aegis of Aptos Project, Series Y,
		FNMA-Collateralized, 3.670%, 10/5/06 (a)(d)	4,000,000
1,900,000	Aa2(b)	Riverside County, CA, IDA Revenue, Rockwin Corp. Project,
		Series II, LOC-Royal Bank of Canada, 3.790%, 10/4/06 (a)	1,900,000

		Total Industrial Development	19,260,000

Life Care Systems — 0.7%
6,070,000	VMIG1(b)	ABAG Finance Authority for Nonprofit Corp. California Revenue,
		Pathways Home Health Hospice, LOC-U.S. Bank,
		3.680%, 10/5/06 (a)	6,070,000
13,050,000	A-1	California Statewide Community Development Corp., COP,
		Covenant Retirement Communities, LOC-LaSalle National Bank,
		3.610%, 10/5/06 (a)	13,050,000

		Total Life Care Systems	19,120,000

Miscellaneous — 6.3%
3,000,000	A-1+	ABAG Finance Authority for Nonprofit Corp., Revenue, Institute
		Defense Analyses, AMBAC-Insured, SPA-Wachovia Bank,
		3.740%, 10/5/06 (a)	3,000,000
10,000,000	A-1+	California Infrastructure & Economic Development Bank Revenue,
		Academy of Motion Pictures, AMBAC-Insured, SPA-JPMorgan
		Chase, 3.740%, 10/5/06 (a)	10,000,000
		California Statewide CDA Revenue:
1,410,000	VMIG1(b)	Nonprofits Insurance Alliance, Series A, LOC-Comerica Bank,
		3.610%, 10/5/06 (a)	1,410,000
15,350,000	VMIG1(b)	North Peninsula Jewish Community Center, LOC-Bank of
		America, 3.630%, 10/2/06 (a)	15,350,000
1,760,000	A-1	Commonwealth of Puerto Rico, PA 642, MBIA-Insured, LIQ-Merrill
		Lynch Capital Services Inc., 3.730%, 10/5/06 (a)	1,760,000
		Irvine, CA:
9,520,000	VMIG1(b)	Improvement Board Act of 1915, Assessment District 85-7,
		FSA-Insured, SPA-Dexia Bank, 3.680%, 10/4/06 (a)	9,520,000
24,850,000	VMIG1(b)	Public Facilities & Infrastructure Authority Lease Revenue,
		Capital Improvement Project, LOC-State Street Bank & Trust
		Co., 3.680%, 10/5/06 (a)	24,850,000
10,870,000	VMIG1(b)	Livermore, CA, COP, Refunding, Capital Projects, AMBAC-Insured,
		SPA-Dexia Credit Local, 3.600%, 10/5/06 (a)	10,870,000
See Notes to Financial Statements.
California Money Market Portfolio 2006 Semi-Annual Report	9

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Miscellaneous — 6.3% (continued)
		Los Angeles, CA:
$10,000,000	A-1+	Convention & Exhibition Center Authority Lease Revenue,
		Series F, AMBAC-Insured, SPA-JPMorgan Chase,
		3.670%, 10/4/06 (a)	$10,000,000
		Municipal Importation Corp.:
15,000,000	A-1+	3.350% due 11/1/06	15,000,000
6,500,000	A-1+	3.580% due 11/2/06	6,500,000
5,000,000	A-1+	3.620% due 11/2/06	5,000,000
5,000,000	A-1+	3.400% due 11/7/06	5,000,000
5,000,000	A-1+	3.490% due 12/1/06	5,000,000
		Oakland, CA:
17,310,000	A-1+	COP, Capital Equipment Project, LOC-Landesbank
		Hessen-Thuringen, 3.680%, 10/4/06 (a)	17,310,000
3,000,000	VMIG1(b)	Revenue, MERLOT, Series M, AMBAC-Insured, SPA-Wachovia
		Bank, 3.770%, 10/4/06 (a)	3,000,000
4,100,000	VMIG1(b)	Puerto Rico Industrial Tourist Educational, Medical & Environmental
		Cultural Facilities Revenue, Floater Certificates, Series 464, PART,
		MBIA-Insured, LIQ-Morgan Stanley, 3.740%, 10/5/06 (a)	4,100,000
7,000,000	VMIG1(b)	San Bernardino County, CA, COP, Capital Improvement Refining
		Project, LOC-BNP Paribas, 3.550%, 10/5/06 (a)	7,000,000
		Westminster, CA:
2,110,000	A-1+	COP, Civic Center, Series B, AMBAC-Insured, SPA-Wachovia Bank,
		3.610%, 10/5/06 (a)	2,110,000
17,885,000	A-1+	RDA, Tax Allocation Revenue, Commercial Redevelopment
		Project Number 1, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.610%, 10/5/06 (a)	17,885,000

		Total Miscellaneous	174,665,000

Pollution Control — 0.7%
19,475,000	A-1+	California PCFA, Environmental Improvement Revenue, Atlantic
		Richfield Co., 3.750%, 10/4/06 (a)(d)	19,475,000
100,000	A-1+	Orange County, CA, Sanitation Districts COP, Series A, SPA-Dexia
		Credit Local, 3.650%, 10/2/06 (a)	100,000

		Total Pollution Control	19,575,000

Public Facilities — 3.9%
5,000,000	VMIG1(b)	California Infrastructure & Economic Development Bank Revenue,
		Contemporary Jewish Museum, LOC-Bank of America,
		3.600%, 10/5/06 (a)	5,000,000
8,100,000	VMIG1(b)	Escondido, CA, Community Development Commission COP,
		LOC-Wells Fargo Bank, 3.670%, 10/5/06 (a)(d)	8,100,000
28,650,000	A-1+	Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty
		Trust, 3.680%, 10/5/06 (a)	28,650,000
2,000,000	A-1+	Los Angeles, CA, Convention & Exhibit Center Authority Lease
		Revenue, Refunding, Subordinated Series B-2, AMBAC-Insured,
		SPA-Dexia Credit Local, 3.600%, 10/4/06 (a)	2,000,000
See Notes to Financial Statements.
10	California Money Market Portfolio 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Public Facilities — 3.9% (continued)
$7,300,000	A-1	Puerto Rico Public Finance Corp. Revenue, Floats PA. 552,
		AMBAC-Insured, SPA-Merrill Lynch, 3.730%, 10/5/06 (a)	$7,300,000
1,995,000	A-1	Redwood City, CA, Public Financing Authority COP, City Hall
		Project, LOC-KBC Bank, 3.610%, 10/5/06 (a)	1,995,000
22,800,000	A-1+	Riverside County, CA, COP, Riverside County Public Facility, Series A,
		LOC-State Street Bank & Trust Co., 3.680%, 10/3/06 (a)	22,800,000
16,940,000	A-1	Sacramento, CA, Lease Revenue MSTC, Series 2025, Class A,
		AMBAC-Insured, LIQ-Bear Stearns, 3.760%, 10/4/06 (a)(c)	16,940,000
13,400,000	F-1+(e)	Stanislaus County, CA, Capital Improvements Financing Authority,
		Central Valley Center for the Arts, LOC-Bank of America,
		3.600%, 10/5/06 (a)	13,400,000

		Total Public Facilities	106,185,000

Solid Waste — 1.6%
		California PCFA:
3,060,000	F-1+(e)	Alameda County Industrial Project, Series A, LOC-Wells Fargo
		Bank, 3.760%, 10/4/06 (a)(d)	3,060,000
3,030,000	F-1+(e)	Athens Disposal, Inc. Project, Series A, LOC-Wells Fargo Bank,
		3.760%, 10/4/06 (a)(d)	3,030,000
3,845,000	F-1+(e)	Athens Services Project, Series A, LOC-Wells Fargo Bank,
		3.760%, 10/4/06 (a)(d)	3,845,000
1,295,000	F-1+(e)	BLT Enterprises, Series A, LOC-Wells Fargo Bank,
		3.760%, 10/4/06 (a)(d)	1,295,000
		Blue Line Transfer, Inc. Project:
3,930,000	F-1+(e)	LOC-Wells Fargo Bank, 3.760%, 10/4/06 (a)(d)	3,930,000
2,130,000	F-1+(e)	Series A, LOC-Wells Fargo Bank, 3.760%, 10/4/06 (a)(d)	2,130,000
11,020,000	F-1+(e)	Edco Disposal Corp. Project, LOC-Wells Fargo Bank,
		3.760%, 10/4/06 (a)(d)	11,020,000
1,475,000	F-1+(e)	Garaventa Enterprises, Inc., LOC-Bank of America,
		3.760%, 10/4/06 (a)(d)	1,475,000
11,735,000	A-1+	Norcal Waste Systems, Inc. Project, Series A, LOC-Bank of
		America, 3.760%, 10/4/06 (a)(d)	11,735,000
2,620,000	F-1+(e)	Willits Project, Series A, LOC-Wells Fargo Bank,
		3.760%, 10/4/06 (a)(d)	2,620,000

		Total Solid Waste	44,140,000

Tax Allocation — 4.9%
		California Statewide Community Development Authority Revenue:
33,500,000	SP-1+	Riverside County, Tax & Revenue Anticipation Bonds, Series A-4,
		4.500% due 6/29/07	33,725,825
12,000,000	SP-1+	San Bernardino County, Tax & Revenue Anticipation Bonds,
		Series A-5, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, State Street Bank &
		Trust, Landesbank Baden-Wurttemberg, and Westdeutsche
		Landesbank, 4.500% due 6/29/07	12,079,986
See Notes to Financial Statements.
California Money Market Portfolio 2006 Semi-Annual Report	11

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Tax Allocation — 4.9% (continued)
$25,000,000	SP-1+	Kern County, California, TRAN, 4.500% due 6/29/07	$25,175,662
64,300,000	SP-1+	Los Angeles County, CA, TRAN, Series A, 4.500% due 6/29/07	64,741,753

		Total Tax Allocation	135,723,226

Transportation — 5.2%
		Bay Area Toll Authority Bridge Revenue, San Francisco Bay Area,
		Series C, AMBAC-Insured:
15,550,000	A-1+	SPA-Bayerische Landesbank, Landesbank Hessen-Thuringen,
		Landesbank Baden-Wurttemberg, 3.570%, 10/5/06 (a)	15,550,000
10,000,000	A-1+	SPA-JPMorgan Chase, Dexia Credit Local, Lloyds TSB Bank,
		3.570%, 10/5/06 (a)	10,000,000
		Bay Area Toll Authority, California Toll Bridge Revenue, San
		Francisco Bay Area:
9,570,000	A-1+	Series A, AMBAC-Insured, SPA-Bayerische Landesbank,
		Landesbank Hessen-Thuringen, 3.580%, 10/5/06 (a)	9,570,000
5,350,000	A-1+	Series A, AMBAC-Insured, SPA-Dexia Credit Local,
		3.580%, 10/5/06 (a)	5,350,000
16,700,000	A-1	California Transit Finance Authority, FSA-Insured, SPA-Credit Suisse
		First Boston, 3.600%, 10/4/06 (a)	16,700,000
		Los Angeles County, CA, MTA, Sales Tax Revenue:
3,200,000	A-1+	Second Senior, Series A, MBIA-Insured, SPA-Credit Local De
		France, 3.600%, 10/5/06 (a)	3,200,000
2,875,000	VMIG1(b)	Series 837, PART, AMBAC-Insured, LIQ-Morgan Stanley,
		3.740%, 10/5/06 (a)	2,875,000
19,675,000	VMIG1(b)	Port of Oakland, CA, Series 2005-5, PART, FGIC-Insured, SPA-ABN
		AMRO Bank, 3.800%, 10/5/06 (a)(c)(d)	19,675,000
		Puerto Rico Commonwealth Highway & Transportation Authority:
		Highway Revenue:
4,660,000	A-1	Floats PA 472, FSA-Insured, LIQ-Merrill Lynch,
		3.730%, 10/5/06 (a)	4,660,000
4,550,000	A-1+	Series A, AMBAC-Insured, SPA-Bank of Nova Scotia,
		3.600%, 10/4/06 (a)	4,550,000
3,465,000	VMIG1(b)	Revenue, MERLOT, Series FFF, PART, MBIA-Insured,
		SPA-Wachovia Bank, 3.750%, 10/4/06 (a)	3,465,000
2,350,000	NR	Riverside County, CA, Transit Commission, 3.410% due 10/5/06	2,350,000
41,340,000	VMIG1(b)	San Francisco, CA, City & County Airport Commission,
		Series 2000-9, PART, FGIC-Insured, SPA-ABN AMRO Bank,
		3.790%, 10/5/06 (a)(d)	41,340,000
3,350,000	A-1+	Santa Clara Valley Transportation Authority, Sales Tax Revenue,
		Refunding, Series A, AMBAC-Insured, SPA-Depfa Bank PLC,
		3.600%, 10/5/06 (a)	3,350,000

		Total Transportation	142,635,000

See Notes to Financial Statements.
12	California Money Market Portfolio 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Utilities — 18.4%
$10,100,000	A-1+	California Alternative Energy Source Financing Authority
		Cogeneration Revenue, Refunding, GE Capital Corp., Arroyo,
		Series B, 3.650%, 10/4/06 (a)	$10,100,000
		California Infrastructure & Economic Development Bank
		Revenue, ISO:
28,000,000	A-1+	Series A, MBIA-Insured, 3.680%, 10/4/06 (a)	28,000,000
9,335,000	A-1+	Series C, MBIA-Insured, 3.630%, 10/4/06 (a)	9,335,000
		California PCFA, PCR, Pacific Gas & Electric:
24,000,000	A-1+	Series B, LOC-Bank One, 3.770%, 10/2/06 (a)(d)	24,000,000
12,700,000	A-1+	Series C, LOC-Bank One, 3.630%, 10/2/06 (a)	12,700,000
6,500,000	A-1+	Series E, LOC-JPMorgan Chase, 3.660%, 10/2/06 (a)	6,500,000
10,000,000	A-1+	Series F, LOC-Bank One, 3.660%, 10/2/06 (a)	10,000,000
4,600,000	A-1+	California State Department of Water Resource Power Supply
		Revenue:
		Refunding, Subordinated Series F-4, LOC-Bank of America,
		3.640%, 10/2/06 (a)	4,600,000
5,000,000	A-1+	Refunding, Subordinated Series F-2, LOC-JPMorgan Chase &
		Societe Generale, 3.640%, 10/2/06 (a)	5,000,000
2,000,000	A-1+	Series B-3, LOC-Bank of NewYork, 3.610%, 10/2/06 (a)	2,000,000
53,525,000	A-1+	Series C-02, AMBAC-Insured, SPA-Westdeutsche Landesbank,
		3.730%, 10/5/06 (a)	53,525,000
200,000	A-1+	Series C-06, AMBAC-Insured, SPA-Landesbank
		Baden-Wuerttemberg, 3.600%, 10/5/06 (a)	200,000
11,620,000	A-1+	Series C-15, LOC-Bank of Nova Scotia, 3.650%, 10/5/06 (a)	11,620,000
5,200,000	A-1+	Series C-3, AMBAC-Insured, LOC-JPMorgan Chase,
		3.730%, 10/5/06 (a)	5,200,000
		East Bay, CA, MUD:
6,600,000	P-1(b)	TECP, 3.580% due 11/2/06	6,600,000
30,000,000	P-1(b)	Revenue, TECP, 3.500% due 11/7/06	30,000,000
		Los Angeles, CA, Department of Water & Power:
2,000,000	A-1+	Refunding, Subordinated Series B-6, SPA-Bank of America,
		Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase,
		Landesbank Baden Wuerttemburg, State Street Bank & Trust
		Co., Westdeutsche Landesbank, 3.630%, 10/2/06 (a)	2,000,000
5,565,000	A-1+	Subordinated Series B-2, SPA-Bank of America, Bayerische
		Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank
		Baden-Wurttemberg, State Street Bank & Trust Co.,
		Westdeutsche Landesbank, 3.650%, 10/5/06 (a)	5,565,000
4,050,000	A-1+	Subordinated Series B-3, SPA-Bank of America, Bayerische
		Landesbank, Dexia Credit Local, JPMorgan Chase,
		Landesbank Baden Wurttemberg, State Street Bank & Trust
		Co., Westdeutsche Landesbank, 3.620%, 10/2/06 (a)	4,050,000
See Notes to Financial Statements.
California Money Market Portfolio 2006 Semi-Annual Report	13

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Utilities — 18.4% (continued)
$26,200,000	A-1+	Subordinated Series B-5, SPA-Bank of America, Bayerische
		Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank
		Baden-Wurttemberg, State Street Bank & Trust Co.,
		Westdeutsche Landesbank, 3.680%, 10/5/06 (a)	$26,200,000
30,400,000	A-1+	Subordinated Series B-7, SPA-Bank of America, Bayerische
		Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank
		Baden-Wurttemberg, State Street Bank & Trust Co.,
		Westdeutsche Landesbank, 3.680%, 10/5/06 (a)	30,400,000
		TECP, LIN-Dexia Credit Local:
5,000,000	A-1+	3.400% due 10/5/06	5,000,000
7,000,000	A-1+	3.450% due 11/1/06	7,000,000
7,500,000	A-1+	3.480% due 11/2/06	7,500,000
10,000,000	A-1+	3.550% due 11/6/06	10,000,000
69,000,000	A-1+	Los Angeles, CA, Waste Water Systems Revenue, Subordinated
		Series B, FGIC-Insured, SPA-FGIC-SPI, 3.620%, 10/5/06 (a)	69,000,000
19,850,000	A-1+	Los Angeles, CA, Water & Power Revenue, Subordinated Series B-8,
		3.680%, 10/5/06 (a)	19,850,000
4,050,000	A-1+	MSR Public Power Agency, San Juan Project, Subordinated Lien,
		Series F, MBIA-Insured, SPA-Bank One, 3.630%, 10/2/06 (a)	4,050,000
13,700,000	A-1+	Northern California Power Agency Revenue, Hydroelectric,
		Number 1, Series B, MBIA-Insured, SPA-Westdeutsche
		Landesbank, 3.600%, 10/4/06 (a)	13,700,000
		Puerto Rico, Electric Power Authority Revenue, PART, MSTC:
12,000,000	A-1+	SGA 43, MBIA-Insured, SPA-Societe Generale,
		3.720%, 10/4/06 (a)	12,000,000
2,900,000	A-1+	SGA 44, MBIA-Insured, SPA-Societe Generale,
		3.720%, 10/4/06 (a)	2,900,000
17,670,000	VMIG1(b)	Sacramento, CA, MUD, Series 2003-17, PART, SPA-ABN AMRO
		Bank, 3.770%, 10/5/06 (a)	17,670,000
		San Francisco, CA, TECP:
10,150,000	A-1+	3.410% due 10/5/06	10,150,000
7,750,000	A-1+	3.520% due 10/11/06	7,750,000
7,000,000	A-1+	3.560% due 11/6/06	7,000,000
6,100,000	A-1+	3.470% due 12/4/06	6,100,000
20,650,000	NR	Walnut, CA Energy Center Authority, 3.520% due 11/9/06	20,650,000

		Total Utilities	507,915,000

Water & Sewer — 8.3%
		California State Department of Water, TECP, Series 1,
		LIQ-Landesbank Hessen-Thuringen:
15,662,000	A-1+	3.400% due 10/11/06	15,662,000
7,218,000	A-1+	3.380% due 10/12/06	7,218,000
4,685,000	A-1+	Eastern Municipal Water District, Water & Sewer Revenue COP,
		Refunding, Series B, MBIA-Insured, SPA-Lloyds TSB Bank PLC,
		3.600%, 10/5/06 (a)	4,685,000
See Notes to Financial Statements.
14	California Money Market Portfolio 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Water & Sewer — 8.3% (continued)
$3,600,000	VMIG1(b)	Elsinore Valley, CA, Municipal Water District COP, Series A,
		FGIC-Insured, SPA-Dexia Credit Local, 3.600%, 10/4/06 (a)	$3,600,000
15,899,000	VMIG1(b)	Los Angeles, CA, Waste Water Systems Revenue, Series 318, PART,
		FGIC-Insured, LIQ-Morgan Stanley, 3.740%, 10/5/06 (a)	15,899,000
8,000,000	A-1+	Manteca, CA, Financing Authority Water Revenue, MSTC, SGA-147,
		PART, MBIA-Insured, LIQ-Societe Generale, 3.760%, 10/4/06 (a)	8,000,000
		Metropolitan Water District of Southern California:
6,900,000	A-1	MSTC, Series 2001-113, Class A, PART, LIQ-Bear Stearns,
		3.760%, 10/4/06 (a)(c)	6,900,000
		Refunding:
2,000,000	A-1+	Series B, SPA-Lloyds TSB Bank PLC, 3.620%, 10/5/06 (a)	2,000,000
23,250,000	A-1+	Series B2, SPA-Dexia Credit Local, 3.550%, 10/5/06 (a)	23,250,000
25,100,000	A-1+	Series B-1, SPA-Dexia Credit Local, 3.550%, 10/5/06 (a)	25,100,000
17,400,000	A-1+	Series B-2, SPA-Westdeutsche Landesbank,
		3.570%, 10/4/06 (a)	17,400,000
28,690,000	A-1+	Series C-2, SPA-Dexia Credit Local, 3.550%, 10/5/06 (a)	28,690,000
47,200,000	A-1+	Orange County, CA, Sanitation District, COP, SPA-Depfa Bank PLC,
		3.610%, 10/2/06 (a)	47,200,000
12,150,000	VMIG1(b)	Rancho, CA, Water District Financing Authority, Refunding, Series A,
		FGIC-Insured, 3.570%, 10/4/06 (a)	12,150,000
9,950,000	VMIG1(b)	South Placer Wastewater Authority Revenue, Series B, FGIC-Insured,
		3.700%, 10/5/06 (a)	9,950,000

		Total Water & Sewer	227,704,000

		TOTAL INVESTMENTS — 99.2% (Cost — $2,736,749,226#)	2,736,749,226
		Other Assets in Excess of Liabilities — 0.8%	21,960,823

		TOTAL NET ASSETS — 100.0%	$2,758,710,049

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Moody's Investors Service.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(e)	Rating by Fitch Ratings Service.
#	Aggregate cost for federal income tax purposes is substantially the same. See page 17 for definitions of ratings.
See Notes to Financial Statements.
California Money Market Portfolio 2006 Semi-Annual Report	15

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Abbreviations used in this schedule:
ABAG — Association of Bay Area Governments
AMBAC — Ambac Assurance Corporation
CDA — Community Development Authority
COP — Certificate of Participation
CTFS — Certificates
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance
GO — General Obligation
GTD — Guaranteed
HFA — Housing Finance Authority
IDA — Industrial Development Authority
ISO — Independent System Operator
LIN — Line of Credit
LIQ — Liquidity Facility
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corporation
MERLOT — Municipal Exempt Receipts Liquidity Optional Tender
MFA — Municipal Finance Authority
MFH — Multi-Family Housing
MSTC — Municipal Securities Trust Certificates
MTA — Metropolitan Transportation Authority
MUD — Municipal Utilities District
PART — Partnership Structure
PCFA — Pollution Control Finance Authority
PCR — Pollution Control Revenue
RDA — Redevelopment Agency
SPA — Standby Bond Purchase Agreement
TECP — Tax Exempt Commercial Paper
TRAN — Tax and Revenue Anticipation Notes
USD — Unified School District

See Notes to Financial Statements.

16	California Money Market Portfolio 2006 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2, and 3 may be applied to the “Aa” rating where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG1 rating.
NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

California Money Market Portfolio 2006 Semi-Annual Report	17

Statement of Assets and Liabilities (September 30, 2006) (unaudited)
ASSETS:
Investments, at amortized cost	$2,736,749,226
Cash	38,444
Receivable for Fund shares sold	38,321,648
Receivable for securities sold	24,379,550
Interest receivable	12,585,173
Prepaid expenses	66,850
Other assets	52,293
Total Assets	2,812,193,184
LIABILITIES:
Payable for Fund shares repurchased	52,076,041
Investment management fee payable	1,001,954
Distributions payable	159,999
Distribution fees payable	77,410
Deferred compensation payable	52,293
Trustees’ fees payable	18,823
Accrued expenses	96,615
Total Liabilities	53,483,135
Total Net Assets	$2,758,710,049

NET ASSETS:
Par value (Note 5)	$2,758,533
Paid-in capital in excess of par value	2,755,855,127
Accumulated net realized gain on investments	96,389
Total Net Assets	$2,758,710,049

Shares Outstanding:
Class A	2,728,835,731
Class Y	29,697,298
Net Asset Value:
Class A (and redemption price)	$1.00
Class Y (and redemption price)	$1.00

See Notes to Financial Statements.

18	California Money Market Portfolio 2006 Semi-Annual Report

Statement of Operations (For the six months ended September 30, 2006) (unaudited)
INVESTMENT INCOME:
Interest	$47,077,912
EXPENSES:
Investment management fee (Note 2)	5,802,042
Distribution fees (Notes 2 and 3)	1,344,072
Transfer agent fees (Note 3)	69,583
Insurance	33,053
Registration fees	31,788
Trustees’ fees	30,199
Shareholder reports (Note 3)	25,629
Audit and tax	15,192
Custody fees	9,067
Legal fees	5,424
Miscellaneous expenses	28,253
Total Expenses	7,394,302
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(96,698)
Net Expenses	7,297,604
Net Investment Income	39,780,308
REALIZED GAIN ON INVESTMENTS (NOTE 1):
Net Realized Gain on Investments	83,269
Increase in Net Assets From Operations	$39,863,577

See Notes to Financial Statements.

California Money Market Portfolio 2006 Semi-Annual Report	19

Statements of Changes in Net Assets
For the six months ended September 30, 2006 (unaudited) and the year ended March 31, 2006
	September 30	March 31
OPERATIONS:
Net investment income	$39,780,308	$57,764,276
Net realized gain	83,269	22,923
Increase in Net Assets From Operations	39,863,577	57,787,199
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(39,780,308)	(57,764,276)
Net realized gains	—	(9,803)
Decrease in Net Assets From Distributions to Shareholders	(39,780,308)	(57,774,079)
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	7,286,035,998	15,073,572,841
Reinvestment of distributions	38,351,041	57,690,213
Cost of shares repurchased	(7,324,572,922)	(15,046,368,652)
Increase (Decrease) in Net Assets From Fund Share Transactions	(185,883)	84,894,402
Increase (Decrease) in Net Assets	(102,614)	84,907,522
NET ASSETS:
Beginning of period	2,758,812,663	2,673,905,141
End of period	$2,758,710,049	$2,758,812,663

See Notes to Financial Statements.

20	California Money Market Portfolio 2006 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares	2006(1)		2006		2005		2004	2003	2002
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income From Operations:
Net investment income	0.015		0.021		0.009		0.004	0.008	0.016
Net realized gain	0.000	(2)	0.000	(2)	0.000	(2)	—	—	—
Total Income From Operations	0.015		0.021		0.009		0.004	0.008	0.016
Less Distributions From:
Net investment income	(0.015)		(0.021)		(0.009)		(0.004)	(0.008)	(0.016)
Net realized gain	—		(0.000	)(2)	(0.000	)(2)	—	—	—
Total Distributions	(0.015)		(0.021)		(0.009)		(0.004)	(0.008)	(0.016)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Total Return(3)	1.48%		2.15%		0.87%		0.44%	0.76%	1.66%
Net Assets, End of Period (millions)	$2,729		$2,736		$2,637		$2,398	$2,388	$2,618
Ratios to Average Net Assets:
Gross expenses	0.55	%(4)	0.57%		0.59%		0.58%	0.64%	0.63%
Net expenses(5)	0.54	(4)(6)	0.57	(6)	0.58	(6)	0.58	0.64	0.63
Net investment income	2.93	(4)	2.14		0.89		0.44	0.76	1.67
(1)	For the six months ended September 30, 2006 (unaudited).
(2)	Amount represents less than $0.001 per share.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.
(5)	As a result of an expense limitation, the ratio of expenses to average net assets of Class A may not exceed 0.80%.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

California Money Market Portfolio 2006 Semi-Annual Report	21

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class Y Shares	2006(1)		2006		2005		2004	2003	2002
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income From Operations:
Net investment income	0.015		0.022		0.010		0.006	0.010	0.018
Net realized gain	0.000	(2)	0.000	(2)	0.000	(2)	—	—	—
Total Income From Operations	0.015		0.022		0.010		0.006	0.010	0.018
Less Distributions From:
Net investment income	(0.015)		(0.022)		(0.010)		(0.006)	(0.010)	(0.018)
Net realized gain	—		(0.000	)(2)	(0.000	)(2)	—	—	—
Total Distributions	(0.015)		(0.022)		(0.010)		(0.006)	(0.010)	(0.018)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Total Return(3)	1.53%		2.27%		0.99%		0.62%	1.02%	1.78%
Net Assets, End of Period (millions)	$30		$23		$37		$47	$0 (4)	$0 (4)
Ratios to Average Net Assets:
Gross expenses	0.44	%(5)	0.45%		0.47%		0.45%	0.53%	0.54%
Net expenses(6)	0.44	(5)(7)	0.45	(7)	0.46	(7)	0.45	0.53	0.54
Net investment income	3.03	(5)	2.22		1.02		0.54	0.87	1.72
(1)	For the six months ended September 30, 2006 (unaudited).
(2)	Amount represents less than $0.001 per share.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Amount represents less than $0.5 million.
(5)	Annualized.
(6)	As a result of an expense limitation, the ratio of expenses to average net assets of Class Y may not exceed 0.70%.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	California Money Market Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

California Money Market Portfolio (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

California Money Market Portfolio 2006 Semi-Annual Report	23

Notes to Financial Statements (unaudited) (continued)

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Management Agreement and Other Transactions with Affiliates

For a portion of the period of this report, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. The Fund’s investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended September 30, 2006, the Fund’s Class A and Y shares had voluntary expense limitations in place of 0.80% and 0.70%, respectively.

During the six months ended September 30, 2006, SBFM and LMPFA waived a portion of their investment management fees in the amount of $96,698.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the Trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from

24	California Money Market Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

the Fund’s general assets. Effective January 1, 2006, the Board of Trustees voted to discontinue offering the Plan to its members. This change will have no effect on fees previously deferred. As of September 30, 2006, the Fund had accrued $52,293 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Class Specific Expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. Distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses

Class A	$1,344,072	$69,521	$25,547
Class Y	—	62	82
Total	$1,344,072	$69,583	$25,629
4. Distributions to Shareholders by Class

	Six Months Ended September 30, 2006	Year Ended March 31, 2006

Net Investment Income
Class A	$39,403,613	$57,033,361
Class Y	376,695	730,915
Total	$39,780,308	$57,764,276
Net Realized Gains
Class A	—	$9,698
Class Y	—	105
Total	—	$9,803
5. Shares of Beneficial Interest

At September 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

California Money Market Portfolio 2006 Semi-Annual Report	25

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class, each at $1.00, were as follows:

	Six Months Ended September 30, 2006	Year Ended March 31, 2006

Class A
Shares sold	7,224,781,998	14,939,016,841
Shares issued on reinvestment	38,350,998	57,353,107
Shares repurchased	(7,269,975,422)	(14,897,320,109)
Net Increase (Decrease)	(6,842,426)	99,049,839

Class Y
Shares sold	61,254,000	134,556,000
Shares issued on reinvestment	43	337,106
Shares repurchased	(54,597,500)	(149,048,543)
Net Increase (Decrease)	6,656,543	(14,155,437)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amounts shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

6. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best inter-

26	California Money Market Portfolio 2006 Semi-Annual Report

ests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order.

On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

California Money Market Portfolio 2006 Semi-Annual Report	27

Notes to Financial Statements (unaudited) (continued)

As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

*     *     *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Defendant Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint

28	California Money Market Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

8. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

9. Additional Shareholder Information

The Fund’s Board approved a number of initiatives designed to streamline and restructure the fund complex, and authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders have been asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also have been asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters were sent to shareholders. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

10. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is

California Money Market Portfolio 2006 Semi-Annual Report	29

Notes to Financial Statements (unaudited) (continued)

“more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*     *     *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

30	California Money Market Portfolio 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on June 22, 2006, the Fund’s Board, including a majority of the Board Members who are not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Fund and the Manager. The Fund’s Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and Western Asset Management Company (the “Subadviser”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreement replaced the Fund’s prior management agreement with Smith Barney Fund Management LLC and were entered into in connection with an internal reorganization of the Manager’s, the prior manager’s and the Subadviser’s parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to the Fund, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Fund. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Board Members noted that the portfolio management team was expected to be the same as then managing the Fund.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager under the New Management Agreement and by the Subadviser under the New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreement were acceptable.

The Board Members also received and considered performance information for the Fund as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included

California Money Market Portfolio	31

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

in the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing the Fund’s performance against, among other things, its benchmark. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Fund, under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreement.

The Board Members reviewed and considered the management fee that would be payable by the Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing the Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not the Fund, will pay the subadvisory fee to the Subadviser. The Board Members determined that the Fund’s management fee and the Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the New Management Agreement and the New Sub-advisory Agreement.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Fund and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Fund’s prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreement.

The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did

32	California Money Market Portfolio

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

not involve an actual change of control or management. The Board Members further noted that the terms and conditions of the New Management Agreement are substantially identical to those of the Fund’s previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

California Money Market Portfolio	33

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Legg Mason Partners Municipal Funds California Money Market Portfolio

TRUSTEES	INVESTMENT MANAGER
Lee Abraham	Legg Mason Partners Fund Advisor, LLC
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA	SUBADVISER
Chairman	Western Asset Management Company
Richard E. Hanson, Jr.
Paul Hardin	DISTRIBUTORS
Roderick C. Rasmussen	Citigroup Global Markets Inc.
John P. Toolan	Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts
01581

INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners
Municipal Funds

California Money Market Portfolio

The Fund is a separate investment fund of the Legg Mason Partners Municipal Funds, a Massachusetts business trust.

LEGG MASON PARTNERS MUNICIPAL FUNDS
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund's former Smith Barney Muni Funds - California Money Market Portfolio name.

This report is submitted for the general information of the shareholders of Legg Mason Partners Municipal Funds - California Money Market Portfolio and is not intended for use by the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/Investor Services

©2006 Legg Mason Investor
Services, LLC
Member NASD, SIPC

FD0805 11/06                 SR06-172

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

Exhibit 99.CODE ETH

(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Municipal Funds

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Municipal Funds

Date: December 8, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Municipal Funds

Date: December 8, 2006

By:	/s/ Robert J. Brault (Robert J. Brault) Chief Financial Officer of Legg Mason Partners Municipal Funds

Date: December 8, 2006